Business Combinations - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Aug. 31, 2020	Dec. 31, 2019	Dec. 19, 2019	Jul. 22, 2019	Dec. 31, 2018	Jul. 02, 2018	Jun. 02, 2018	Dec. 31, 2017
Assets acquired:
Accounts receivable		$ 100
Identifiable intangible assets		700
Liabilities assumed:
Goodwill	$ 311,573	$ 200	$ 312,750			$ 226,679			$ 203,122
SCUF Acquisition
Assets acquired:
Cash				$ 6,947
Accounts receivable				4,587
Inventories				13,307
Prepaid and other assets				1,377
Identifiable intangible assets				71,890
Property and equipment				2,927
Other assets				40
Liabilities assumed:
Accounts payable				(9,182)
Sales tax payable				(5,533)
Deferred revenue				(3,752)
Other current liabilities and accrued expenses				(8,416)
Deferred tax liabilities				(10,015)
Net identifiable assets acquired				64,177
Goodwill			$ 72,642	73,665
Net assets acquired				137,842
SCUF Acquisition | Preliminary Purchase Allocation
Assets acquired:
Cash				6,947
Accounts receivable				4,587
Inventories				12,800
Prepaid and other assets				1,377
Identifiable intangible assets				71,890
Property and equipment				2,927
Other assets				40
Liabilities assumed:
Accounts payable				(9,182)
Sales tax payable				(5,533)
Deferred revenue				(3,752)
Other current liabilities and accrued expenses				(8,416)
Deferred tax liabilities				(10,015)
Net identifiable assets acquired				63,670
Goodwill				72,642
Net assets acquired				$ 136,312
Origin Acquisition
Assets acquired:
Cash					$ 376
Accounts receivable					1,379
Inventories					4,445
Prepaid and other assets					309
Identifiable intangible assets					1,000
Property and equipment					140
Liabilities assumed:
Accounts payable					(2,670)
Other current liabilities and accrued expenses					(3,033)
Other liabilities, noncurrent					(447)
Net identifiable assets acquired					1,499
Goodwill					12,270
Net assets acquired					13,769
Origin Acquisition | Preliminary Purchase Allocation
Assets acquired:
Cash					376
Accounts receivable					1,379
Inventories					4,445
Prepaid and other assets					309
Identifiable intangible assets					1,000
Property and equipment					140
Liabilities assumed:
Accounts payable					(2,670)
Other current liabilities and accrued expenses					(3,384)
Other liabilities, noncurrent					(447)
Net identifiable assets acquired					1,148
Goodwill					12,353
Net assets acquired					$ 13,501
Elgato Acquisition
Assets acquired:
Inventories							$ 4,283
Prepaid and other assets							548
Identifiable intangible assets							19,342
Liabilities assumed:
Sales return reserves							(500)
Other current liabilities and accrued expenses							(540)
Net identifiable assets acquired							23,133
Goodwill							23,487	$ 23,487
Net assets acquired							$ 46,620